Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	June 30, 2025	December 31, 2024
Accounts receivable	$8,894,146	$13,460,734
Less: allowance for expected credit loss	-	(5,740,368)
Accounts receivable, net	$8,894,146	$7,720,366

The movement of the allowance for expected credit loss for the six months ended June 30 were as follows:

	For the six months ended June 30,
	2025	2024	2023
Balance at the beginning of the period	$5,740,368	$-	$-
Reversal of provision for expected credit loss	(2,401,151)	-	-
Write-off	(3,339,217)	-	-
Balance at the end of the period	$-	$-	$-